Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Detail)	1 Months Ended
	Mar. 31, 2021 USD ($)
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, March 2, 2021 (issuance date)	$ 28,635,000
Loss on change in fair value	517,500	[1]
Fair value, March 31, 2021	29,152,500
Private Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, March 2, 2021 (issuance date)	18,854,666
Loss on change in fair value	526,667	[1]
Fair value, March 31, 2021	$ 19,381,333

[1]	Included in Loss on change in fair value of warrant liability on the unaudited condensed statement of operation